Regulatory Matters - Summary of Capital Adequacy Ratios With RWA Methodology (Details)	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Regulatory Matters [LineItems]
Tier 1 capital (k1.2)	19.60%	17.60%
Total capital (k.2)	19.60%	18.30%